Events After the Reporting Period (Details) - Events After the Reporting Period [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
.Events After the Reporting Period [Line Items]
Purchased an aggregate shares	5,000,000
Purchase price per share (in Dollars per share) | $ / shares	$ 1
American Depositary Shares [Member]
.Events After the Reporting Period [Line Items]
Purchased an aggregate shares	5,000,000